Accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of accrued liabilities

	Note	December 31, 2021	December 31, 2020
			Note 22
Payroll liabilities		$16,888	$11,869
Income and other taxes payable		5,064	3,205
Dividends payable	17(c)	1,137	1,167
Accrued interest payable		1,331	856
Liabilities related to short-term rentals		2,678	730
Funding obligations		3,022	—
Obligation related to acquisition earn-out liability		1,571	—
Other		1,698	1,555
		$33,389	$19,382